Net income/(loss) per Share (Tables)	12 Months Ended
Dec. 31, 2020
Net income/(loss) per Share
Schedule of net income per share

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net income/(loss) attributable to Secoo Holding Limited	151,833	155,052	(71,864)
Accretion to redeemable non-controlling interest redemption value	—	(629)	(500)
Numerator for basic and diluted net income/(loss) per share calculation	151,833	154,423	(72,364)
Denominator:
Weighted average number of ordinary shares	25,235,404	25,122,199	30,629,608
Denominator for basic net income/(loss) per share calculation	25,235,404	25,122,199	30,629,608
Adjustment for diluted stock options	947,518	1,098,905	—
Denominator for diluted net income/(loss) per share calculation	26,182,922	26,221,104	30,629,608
Net income/(loss) per ordinary share
— Basic	6.02	6.15	(2.36)
— Diluted	5.80	5.89	(2.36)

Schedule of anti dilutive securities

	For the Year Ended
	December 31,
	2018	2019	2020
Convertible note and warrant	6,980,769	6,980,769	6,980,769